Deferred Margin, Net - Components of Deferred Margin, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Revenue Disclosure [Abstract]
Deferred revenue	$ 20,146	$ 15,878		$ 12,685
Deferred cost of revenue	(18,601)	(14,678)		(7,538)
Deferred margin, net	$ 1,545	$ 1,200	$ 1,008	$ 5,147	$ 828	$ 1,979